UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)
With copy to: Paul, Hastings, Janofsky & Walker LLP 600 Peachtree Street, N.E. 24 Floor Atlanta, GA 30308
Registrant's telephone number, including area code:		(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2008

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND SCHEDULE OF INVESTMENTS
(Unaudited)	January 31, 2008

	Shares	Value
COMMON STOCKS - 93.51%

Consumer Discretionary - 9.73%
Consumer Products Miscellaneous - 1.59%
Fortune Brands, Inc.	25,000	$1,748,000

Multimedia - 2.41%
The Walt Disney Co.	88,325	2,643,567

Retail Building Products - 0.91%
Lowe’s Companies, Inc.	37,600	994,144

Retail-Major Department Stores - 4.82%
Target Corp.	67,870	3,772,215
Wal-Mart Stores, Inc.	30,000	1,526,400
		5,298,615
Total Consumer Discretionary		10,684,326

Consumer Staples - 14.02%
Beverages-Non-alcoholic - 4.20%
PepsiCo, Inc.	67,675	4,614,758

Consumer Products-Miscellaneous - 3.18%
Church & Dwight, Inc.	65,500	3,485,910

Cosmetics & Toiletries - 2.72%
Procter & Gamble Co.	45,300	2,987,535

Food-Miscellaneous Diversified - 1.47%
McCormick & Co., Inc	48,000	1,618,560

Retail-Drug Stores - 2.45%
Walgreen Co.	76,670	2,691,884

Total Consumer Staples		15,398,647

Energy - 7.75%
Oil & Gas - 2.64%
Apache Corp.	30,400	2,901,376

Oil Company-Integrated - 5.11%
Exxon Mobil Corp.	45,514	3,932,410
Total SA-ADR	23,000	1,673,940
		5,606,350
Total Energy		8,507,726

Financials - 16.43%
Commercial Banks-Southern U.S. - 1.51%
Cullen/Frost Bankers, Inc.	30,500	1,660,420

Insurance-Multi-Line - 4.36%
American International Group, Inc.	39,500	2,178,820
Lincoln National Corp.	48,000	2,609,280
		4,788,100
Investment Management/Advisory Services - 4.52%
The Goldman Sachs Group, Inc.	12,700	2,549,779
T. Rowe Price Group, Inc.	47,600	2,408,084
		4,957,863

Money Center Banks - 4.62%
Bank of America Corp.	50,600	2,244,110
The Bank of New York Co., Inc.	60,575	2,824,612
		5,068,722
Regional Banks - 1.42%
BB&T Corp.	43,000	1,560,040

Total Financials		18,035,145

Healthcare - 16.31%
Healthcare-Distributor & Services - 1.49%
Patterson Cos, Inc.**	51,000	1,634,040

Healthcare-Equipment & Supplies - 2.42%
Medtronic, Inc.	27,000	1,257,390
Varian Medical Systems, Inc.**	27,000	1,403,730
		2,661,120
Medical-Drugs - 2.59%
Teva Pharmaceutical Industries Ltd.-ADR	61,675	2,839,517

Medical-HMO - 2.23%
UnitedHealth Group, Inc.	48,100	2,445,404

Medical Instruments - 1.51%
Stryker Corp.	24,800	1,660,856

Medical Products - 6.07%
Alcon, Inc.	10,500	1,491,000
Baxter International, Inc.	35,000	2,125,900
Johnson & Johnson	48,270	3,053,560
		6,670,460
Total Healthcare		17,911,397

Industrials - 12.99%
Auto-Medium & Heavy Duty Trucks - 1.47%
PACCAR, Inc.	34,396	1,613,860

Diversified Industrials - 6.97%
3M Co.	29,700	2,365,605
General Electric Co.	73,535	2,603,874
Illinois Tool Works, Inc.	53,100	2,676,240
		7,645,719
Electric Products - 3.03%
Emerson Electric Co.	65,500	3,330,020

Transportation Services - 1.52%
CH Robinson Worldwide, Inc.	30,000	1,666,200

Total Industrials		14,255,799

Information Technology - 15.26%
Business Software & Services - 1.08%
Jack Henry & Associates, Inc.	48,000	1,179,840

Computer-Micro - 3.09%
International Business Machines Corp.	31,600	3,391,944

Computer Software - 3.57%
Ansys, Inc.**	56,500	1,972,415
Intuit, Inc.**	63,600	1,951,884
		3,924,299

Computers & Peripherals - 1.73%
Apple, Inc.**	14,000	1,895,040

Data Processing-Management - 1.67%
Automatic Data Processing, Inc.	45,300	1,837,821

Networking Products - 2.52%
Cisco Systems, Inc.**	113,000	2,768,500

Office Automation & Equipment - 1.60%
Diebold, Inc.	68,000	1,759,840

Total Information Technology		16,757,284

Utilities - 1.02%
Oil & Gas - 1.02%
Integrys Energy Group, Inc.	23,100	1,123,122

Total Utilities		1,123,122

TOTAL COMMON STOCKS (COST $78,850,943)		102,673,446

EXCHANGE TRADED FUNDS - 6.07%
Chemical-Diversified - 2.46%
Materials Select Sector SPDR	67,500	2,704,051

Oil Company-Integrated - 3.61%
Energy Select Sector SPDR	56,500	3,958,390

TOTAL EXCHANGE TRADED FUNDS (COST $4,363,432)		6,662,441

SHORT TERM INVESTMENTS - 1.21%
Fifth Third Institutional Money Market Fund, 3.74%^	1,325,471	1,325,471

TOTAL SHORT TERM INVESTMENTS (COST $1,325,471)		1,325,471

TOTAL INVESTMENTS (100.79%) (COST $84,539,846)		110,661,358

TOTAL LIABILITIES LESS OTHER ASSETS (-0.79%)		(864,822)

TOTAL NET ASSETS (100.00%)		$109,796,536

**	Non Income Producing Security
^	Variable Rate Security; the coupon rate shown represents the rate at January 31, 2008.
ADR	- American Depositary Receipt
SPDR	- Standard & Poor’s 500 Depository Receipt

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the “1940 Act”).  The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price.  Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board.  Securities with maturities of sixty (60) days or less are valued at amortized cost.

Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Distributions to shareholders are recorded on the ex-dividend date.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	28,372,996
Gross depreciation (excess of tax cost over value)	(2,251,484)
Net unrealized appreciation/(depreciation)	26,121,512
Cost of investments for income tax purposes	84,539,846

 4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes which requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained. Management of The Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on The Fund’s financial statements, if any.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

Item 2 - Controls and Procedures.

(a)           The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	March 28, 2008

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Principal Financial Officer

Date:	March 28, 2008

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